Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and due from banks, including reserve requirements of $0 at 12/31/20 and $13,210 at 12/31/19	$ 42,737	$ 48,337
Interest-bearing deposits	118,843	720
Federal funds sold	0	3,330
Cash and cash equivalents	161,580	52,387
Investment securities available for sale	245,249	195,746
Other investments	4,155	4,231
Total securities	249,404	199,977
Mortgage loans held for sale	9,139	4,417
Loans	948,639	849,874
Less allowance for loan losses	(9,908)	(6,680)
Net loans	938,731	843,194
Premises and equipment, net	18,600	18,604
Cash surrender value of life insurance	16,968	16,319
Other real estate	128	0
Right of use lease asset	3,423	3,622
Accrued interest receivable and other assets	16,882	16,362
Total assets	1,414,855	1,154,882
Deposits:
Non-interest bearing demand	456,980	338,004
NOW, MMDA & savings	657,834	516,757
Time, $250,000 or more	25,771	34,269
Other time	80,501	77,487
Total deposits	1,221,086	966,517
Securities sold under agreements to repurchase	26,201	24,221
Junior subordinated debentures	15,464	15,619
Lease liability	3,471	3,647
Accrued interest payable and other liabilities	8,734	10,758
Total liabilities	1,274,956	1,020,762
Commitments (Note 10)
Shareholders' equity:
Preferred stock, no par value; authorized 5,000,000 shares; no shares issued and outstanding	0	0
Common stock, no par value; authorized 20,000,000 shares; issued and outstanding 5,787,504 shares at December 31, 2020 and 5,912,300 shares at December 31, 2019	56,871	59,813
Retained earnings	77,628	70,663
Accumulated other comprehensive income	5,400	3,644
Total shareholders' equity	139,899	134,120
Total liabilities and shareholders' equity	$ 1,414,855	$ 1,154,882